Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
14.	Related party transactions

During 2025, the Company had following related party transactions:

Name	Amount	Relationship	Note
Wong Kim Kwan Kings	621,489	Director and former controlling shareholder of the Company	Advancement of unsecured interest free loan payable, repayable on demand

During 2024, the Company had following related party transactions:

Name	Amount	Relationship	Note
Chong Kin Chung	140,564	A key management staff of the Company	Advancement of unsecured interest free loan payable, repayable on demand
Wong Kim Kwan Kings	160,089	Director and former controlling shareholder of the Company	Repayment of unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited	429,065	Shareholder of the Company	Repayment of unsecured interest free loan payable, repayable within one year from drawdown.

During 2023, the Company had following related party transactions:

Name	Amount	Relationship	Note
Chong Kin Fai	63,735	A former director and principal owner of the Company	Repayment of unsecured interest free loan payable, repayable on demand
Wong Kim Kwan Kings	57,690	Director and controlling shareholder of the Company	Repayment of unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited	429,065	Shareholder of the Company	Proceeds from unsecured interest free loan payable, repayable within one year from drawdown.

As of December 31, 2025, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Wong Kim Kwan Kings	$480,925	Shareholder of the Company	Unsecured interest free loan payable, repayable within one year from draw down

As of December 31, 2024, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Wong Kim Kwan Kings	$140,564	Shareholder of the Company	Unsecured interest free loan payable, repayable within one year from draw down